EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2017
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
24. EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the nine months ended September 30,
	2016	2017
	RMB	RMB
Numerator:
Net income from continuing operations	844,562,549	118,830,685
Net income from discontinued operations	144,096,037	-
Total net income	988,658,586	118,830,685

Net income from continuing operations	844,562,549	118,830,685
Less: Net loss attributable to non-controlling interests from continuing operations	(309,481)	(402,841)
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	844,872,030	119,233,526

Net income from discontinued operations	144,096,037	-
Less: Net income attributable to non-controlling interests from discontinued operations	5,283,635	-
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations	142,701,878	-
Less:Allocation of net income to participating preferred shares issued by subsidiary	13,894,948	-
Net income attributable to Jinkosolar’s ordinary shareholders from discontinued operations	(17,784,424)	-
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	844,872,030	119,233,526
Dilutive effects of Convertible senior notes	6,142,661	-
Reversal of change in fair value assumed conversion of warrants	(34,937,341)	-

Numerator for diluted income per share for continuing operations	816,077,350	119,233,526
Numerator for diluted income/(loss) per share for discontinued operations	(17,784,424)	-

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	125,680,215	128,442,966
Dilutive effects of share options	2,275,166	2,277,317
Assumed conversion of convertible senior notes	3,386,996	-
Conversion of warrants	2,728,444	-
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	134,070,821	130,720,283
Continuing operations:
Basic earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations	6.72	0.93
Diluted earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations	6.09	0.91
Discontinued operations
Basic earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations	(0.14)	-
Diluted earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations	(0.14)	-

As disclosed in Note 8, redeemable non-controlling Interests, JinkoSolar Power issued redeemable convertible preferred shares, which are accounted for as redeemable non-controlling interest and are accreted from the initial carrying value to the ultimate redemption price on the earliest possible redemption date. For nine months ended September 30, 2016 and 2017, accretion of RMB 142,701,878 and nil, respectively, for redeemable non-controlling interests was recorded as a charge to decrease net income from discontinued operations to arrive at net income from discontinued operations attributable to JinkoSolar Holding’s ordinary shareholders.

In the nine months ended September 30, 2017, convertible senior notes were not included in the computation of diluted EPS because of their anti-dilutive effect.